Description of Organization, Business Operations (Details) - USD ($)		1 Months Ended	6 Months Ended
	Apr. 13, 2021	Mar. 25, 2021	Jun. 30, 2021
Description of Organization, Business Operations (Details) [Line Items]
Generating gross proceeds			$ 382,594,570
Offering costs		$ 19,700,000
Deferred underwriting commissions		$ 12,300,000	$ 13,390,810
Maturity term			185 days
Percentage of trust account required for business combination			80.00%
Pro rata portion per share (in Dollars per share)			$ 10.00
Net tangible assets			$ 5,000,001
Aggregate public shares, percentage			15.00%
Redeem public shares, percentage			100.00%
Dissolution expenses			$ 100,000
Initial held in the trust account (in Dollars per share)			$ 10.00
Public price per share (in Dollars per share)			10.00
Reductions value of the trust assets per share (in Dollars per share)			$ 10.00
Operating bank account			$ 435,000
working capital			924,000
Payment of sponsor			25,000
Loan amount			$ 300,000
Business Combination [Member]
Description of Organization, Business Operations (Details) [Line Items]
Percentage of outstanding voting securities			50.00%
Business combination term			1 year
Initial Public Offering [Member]
Description of Organization, Business Operations (Details) [Line Items]
Price per share (in Dollars per share)		$ 10.00
Generating gross proceeds		$ 350,000,000.0
Purchase an additional units (in Shares)		5,250,000
Net proceeds		$ 350,000,000.0
Over-Allotment Option [Member]
Description of Organization, Business Operations (Details) [Line Items]
Shares issued (in Shares)	3,259,457
Generating gross proceeds	$ 32,594,570
Purchase an additional units (in Shares)	3,259,457
Proceeds from over allotment	$ 32,594,570
Underwriters deferred discount	1,140,810
Private Placement Warrants [Member]
Description of Organization, Business Operations (Details) [Line Items]
Generating gross proceeds		$ 9,500,000
Private placement warrants (in Shares)		6,333,333
Warrant price per share (in Dollars per share)		$ 1.50
Private Placement Warrants [Member] | Sponsor [Member]
Description of Organization, Business Operations (Details) [Line Items]
Generating gross proceeds	$ 651,891
Purchase an additional private placement warrants (in Shares)	434,594
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations (Details) [Line Items]
Shares issued (in Shares)		35,000,000
Price per share (in Dollars per share)		$ 10.00